Disclosure - Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - Compulsory deposits at Central Bank of Brazil) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Compulsory deposits at Central Bank of Brazil	R$ 2,399,488	R$ 1,709,729